AST MFS GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 99.0%
Common Stocks
Beverages — 1.2%
Constellation Brands, Inc. (Class A Stock)	52,008	$ 10,780,218
Monster Beverage Corp.*	38,388	2,228,807
Pernod Ricard SA (France)	17,183	3,061,584
		16,070,609
Biotechnology — 0.6%
Vertex Pharmaceuticals, Inc.*	48,227	8,170,618
Capital Markets — 2.2%
Intercontinental Exchange, Inc.	147,142	13,576,793
MSCI, Inc.	68,551	14,926,980
		28,503,773
Chemicals — 1.8%
Sherwin-Williams Co. (The)	42,007	23,098,389
Construction Materials — 1.6%
Vulcan Materials Co.	138,405	20,932,372
Electrical Equipment — 0.9%
AMETEK, Inc.	127,878	11,741,758
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp. (Class A Stock)	121,941	11,767,306
Entertainment — 3.5%
Electronic Arts, Inc.*	153,758	15,040,607
Netflix, Inc.*	76,364	20,436,534
Spotify Technology SA*	16,841	1,919,874
Take-Two Interactive Software, Inc.*	70,149	8,792,476
		46,189,491
Equity Real Estate Investment Trusts (REITs) — 1.9%
American Tower Corp.	111,647	24,688,501
Food & Staples Retailing — 0.9%
Costco Wholesale Corp.	39,881	11,490,115
Health Care Equipment & Supplies — 7.8%
Abbott Laboratories	196,668	16,455,212
Boston Scientific Corp.*	351,699	14,310,632
Danaher Corp.	202,117	29,191,758
Edwards Lifesciences Corp.*	47,998	10,555,240
Medtronic PLC	208,221	22,616,965
Stryker Corp.	40,778	8,820,282
		101,950,089
Hotels, Restaurants & Leisure — 2.5%
Chipotle Mexican Grill, Inc.*	8,079	6,790,157
Hilton Worldwide Holdings, Inc.	63,199	5,884,459
Marriott International, Inc. (Class A Stock)	79,291	9,861,422
Starbucks Corp.	83,071	7,345,138
Wynn Resorts Ltd.	18,938	2,058,939
		31,940,115
Household Products — 1.3%
Colgate-Palmolive Co.	223,886	16,457,860
Industrial Conglomerates — 1.4%
Roper Technologies, Inc.	50,261	17,923,073
	Shares	Value
Common Stocks (continued)
Insurance — 1.6%
Aon PLC	109,824	$ 21,258,632
Interactive Media & Services — 8.1%
Alphabet, Inc. (Class A Stock)*	42,949	52,446,742
Alphabet, Inc. (Class C Stock)*	17,463	21,287,397
Facebook, Inc. (Class A Stock)*	178,497	31,786,746
		105,520,885
Internet & Direct Marketing Retail — 6.1%
Alibaba Group Holding Ltd. (China), ADR*	26,616	4,450,994
Amazon.com, Inc.*	42,171	73,205,060
Booking Holdings, Inc.*	1,072	2,103,918
		79,759,972
IT Services — 18.8%
Black Knight, Inc.*	42,320	2,584,059
Fidelity National Information Services, Inc.	203,242	26,982,408
Fiserv, Inc.*	315,549	32,687,721
FleetCor Technologies, Inc.*	51,724	14,833,409
Global Payments, Inc.	185,157	29,439,963
Mastercard, Inc. (Class A Stock)	203,112	55,159,126
PayPal Holdings, Inc.*	133,526	13,831,958
Shopify, Inc. (Canada) (Class A Stock)*	4,329	1,349,176
Square, Inc. (Class A Stock)*(a)	74,505	4,615,585
Visa, Inc. (Class A Stock)(a)	371,630	63,924,076
		245,407,481
Life Sciences Tools & Services — 3.2%
Illumina, Inc.*	20,055	6,101,132
Thermo Fisher Scientific, Inc.	122,532	35,689,896
		41,791,028
Machinery — 0.5%
Fortive Corp.	100,609	6,897,753
Media — 1.8%
Charter Communications, Inc. (Class A Stock)*	34,541	14,235,037
Comcast Corp. (Class A Stock)	217,625	9,810,535
		24,045,572
Multiline Retail — 1.4%
Dollar General Corp.	59,965	9,530,837
Dollar Tree, Inc.*	79,962	9,128,462
		18,659,299
Oil, Gas & Consumable Fuels — 0.3%
Pioneer Natural Resources Co.	25,461	3,202,230
Personal Products — 0.9%
Estee Lauder Cos., Inc. (The) (Class A Stock)	55,994	11,140,006
Pharmaceuticals — 2.3%
Eli Lilly & Co.	47,086	5,265,627
Zoetis, Inc.	198,955	24,787,804
		30,053,431
A0

AST MFS GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Professional Services — 3.1%
CoStar Group, Inc.*	5,129	$ 3,042,523
IHS Markit Ltd.*	82,391	5,510,310
TransUnion	101,514	8,233,800
Verisk Analytics, Inc.	151,293	23,925,475
		40,712,108
Road & Rail — 1.7%
Canadian Pacific Railway Ltd. (Canada)	47,702	10,611,787
Union Pacific Corp.	73,125	11,844,787
		22,456,574
Semiconductors & Semiconductor Equipment — 0.6%
Analog Devices, Inc.	71,582	7,997,857
Software — 15.7%
Adobe, Inc.*	193,887	53,561,284
Intuit, Inc.	92,355	24,560,888
Microsoft Corp.	719,694	100,059,057
salesforce.com, Inc.*	180,668	26,818,358
		204,999,587
Specialty Retail — 1.1%
Ross Stores, Inc.	134,156	14,737,037
Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	92,733	20,769,410
Textiles, Apparel & Luxury Goods — 1.7%
Lululemon Athletica, Inc.*	24,193	4,657,878
NIKE, Inc. (Class B Stock)	180,676	16,969,090
		21,626,968

Total Long-Term Investments (cost $781,463,403)		1,291,959,899

Short-Term Investments — 5.9%

	Shares	Value
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	9,490,622	$ 9,490,622
PGIM Institutional Money Market Fund (cost $67,379,937; includes $67,208,647 of cash collateral for securities on loan)(b)(w)	67,369,411	67,376,149

Total Short-Term Investments (cost $76,870,559)		76,866,771

TOTAL INVESTMENTS—104.9% (cost $858,333,962)		1,368,826,670

Liabilities in excess of other assets — (4.9)%		(64,376,343)

Net Assets — 100.0%		$ 1,304,450,327

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $65,262,632; cash collateral of $67,208,647 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio's most recent Report to Shareholders. This information is available on the Securities and Exchange Commission's website (www.sec.gov).
A1